DERIVATIVES AND HEDGING (Details 2) (USD $) In Thousands, unless otherwise specified	Oct. 26, 2014	Oct. 27, 2013
Derivatives fair value
Asset Derivatives, Other current assets	$ (8,062)	$ (19,704)
Derivatives Designated as Hedges | Commodity contracts | Other current assets
Derivatives fair value
Asset Derivatives, Other current assets	(7,124)	(17,947)
Derivatives not designated as hedges | Commodity contracts | Other current assets
Derivatives fair value
Asset Derivatives, Other current assets	$ (938)	$ (1,757)